GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,243,000	$ 1,040,000	$ 4,705,000	$ 6,987,000
Cash from operating activities	(65,000)	575,000	1,450,000	2,197,000
Accumulated deficit	63,456,000		62,213,000	57,508,000
Stockholders’ deficit	1,805,000	1,508,000	1,653,000	1,241,000	$ (1,889,000)
Working capital deficit	2,259,000		2,123,000
Cash from operating activities	$ 65,000	$ (575,000)	$ (1,450,000)	$ (2,197,000)